One Financial Plaza, Hartford, CT 06103 | 800.248.7971 | Virtus.com

1933 Act/Rule 497(j)

November 1, 2023

Virtus Investment Trust

101 Munson Street

Greenfield, Massachusetts 01301

Telephone: 860-263-4791

Facsimile: 860-241-1028

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Investment Trust File Nos. 33-36528 and 811-06161

To The Commission Staff:

In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the Statement of Additional Information that would have been filed under Rule 497(c) did not differ from those contained in the most recent registration statement for such registrant, filed electronically on October 24, 2023 and effective on October 27, 2023.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm

cc: Ralph Summa

Securities distributed by VP Distributors, LLC